Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Entity Central Index Key	0000886048
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019